Consolidation and subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Consolidated Significant Subsidiaries [Abstract]
Schedule of significant subsidiaries
The consolidated financial statements include the entities listed below which are the Company’s direct or indirect subsidiaries:

		Functional Currency	Equity interest (direct or indirect) (%)
Subsidiaries			2020	2019
Patria Finance Ltd.	(a)	USD	100.00%	100.00%
Patria Brazilian Private Equity III, Ltd.	(b)	USD	100.00%	100.00%
Patria Brazilian Private Equity General Partner IV, Ltd.	(c)	USD	100.00%	100.00%
PBPE General Partner V, Ltd.	(d)	USD	100.00%	100.00%
Patria Brazilian Private Equity General Partner VI, Ltd.	(e)	USD	100.00%	100.00%
Patria Brazil Real Estate Fund General Partner II, Ltd.	(f)	USD	100.00%	100.00%
Patria Brazil Real Estate Fund General Partner III Ltd.	(g)	USD	100.00%	100.00%
Patria Brazil Retail Property Fund General Partner, Ltd.	(h)	USD	100.00%	100.00%
Patria Investments UK Ltd.	(i)	GBP	100.00%	100.00%
Patria Investments US LLC	(j)	USD	100.00%	100.00%
Patria Investments Colombia S.A.S.	(k)	COP	100.00%	100.00%
Patria Infrastructure General Partner II Ltd.	(l)	USD	100.00%	100.00%
Patria Infrastructure General Partner III Ltd.	(m)	USD	100.00%	100.00%
Patria Infrastructure General Partner IV Ltd.	(n)	USD	100.00%	100.00%
Pátria Investimentos Ltda.	(o)	BRL	51.00%	51.00%
Pátria Companhia Securitizadora de Créditos Imobiliários	(p)	BRL	51.00%	51.00%
Zedra S.A.	(q)	UYU	100.00%	—
Improdem S.A.	(r)	UYU	100.00%	—
Patria Investments Cayman Ltd.	(s)	USD	100.00%	—
Patria Investments Chile SpA	(t)	CLP	100.00%	100.00%
Patria Investments Hong Kong, Ltd.	(u)	HKD	100.00%	100.00%
Patria Farmland General Partner, Ltd.	(v)	USD	100.00%	100.00%
“USD” United States dollars
“BRL” Brazilian Real
“GBP” Pound sterling
“CLP” Chilean peso
“COP” Colombian peso
“HKD” Hong Kong dollar

(a)
Patria Finance Ltd.:
headquartered in the Cayman Islands, Patria Finance Ltd. is responsible for the management of funds and providing financial advisory services to clients around the world. It also provides the accounting and finance support to the Group.

(b)	Patria Brazilian Private Equity III, Ltd. : headquartered in the Cayman Islands, and serves as manager of offshore funds.

(c)	Patria Brazilian Private Equity General Partner IV, Ltd. : headquartered in the Cayman Islands, and serves as manager of offshore funds.

(d)	PBPE General Partner V, Ltd. : headquartered in the Cayman Islands, and serves as manager of offshore funds.

(e)	Patria Brazilian Private Equity General Partner VI, Ltd. : headquartered in the Cayman Islands, and serves as manager of offshore funds.

(f)	Patria Brazil Real Estate Fund General Partner II Ltd. : headquartered in the Cayman Islands, and serves as manager of offshore funds.

(g)	Patria Brazil Real Estate Fund General Partner III Ltd. : headquartered in the Cayman Islands, and serves as manager of offshore funds.

(h)	Patria Brazil Retail Property Fund General Partner, Ltd. : headquartered in the Cayman Islands, and serves as manager of offshore funds.

(i)	Patria Investments UK Ltd. : headquartered in London (UK), and is engaged in the development of investor relations.

(j)
Patria Investments US LLC:
a subsidiary of Patria Investments UK Ltd., headquartered in Delaware (USA) and is engaged in the development of investor relations and marketing services, as well as certain back office services.

(k)
Patria Investments Colombia S.A.S.
: headquartered in Bogotá (Colombia) and is engaged in advisory services related to asset management of investment funds and investments in private equity and infrastructure areas, as well as in investor relations and marketing services.

(l)
Patria Infrastructure General Partner II, Ltd.
: headquartered in the Cayman Islands and serves as manager of offshore funds. Patria Infrastructure General Partner II, Ltd. was the major owner of Pátria Infraestrutura Gestão de Recursos Ltda. (“PINFRA”) until September 28, 2020 when transferred the totality of its shares to Pátria Investimentos Ltda.

(m)
Patria Infrastructure General Partner III, Ltd.
: headquartered in the Cayman Islands and serves as manager of offshore funds, as well as providing financial advisory services. After a corporate restructuring completed in 2016, this entity became the successor entity to the P2 Group, a fund manager that was acquired in 2015.

(n)	Patria Infrastructure General Partner IV, Ltd.: headquartered in the Cayman Islands and serves as manager of offshore funds.

(o)
Pátria Investimentos Ltda. (“PILTDA”):
headquartered in Brazil and engaged in asset management, fund administration, consulting and planning services related to asset management as well as the organization and performance of transactions in the commercial and corporate sectors. On September 28, 2020, PILTDA became the owner of Pátria Infraestrutura Gestão de Recursos Ltda (“PINFRA”) after receiving shares from Patria Infrastructure General Partner II, Ltd.. On September 30, 2020, PINFRA was merged into PILTDA with the purpose of simplifying the structure and consolidating the investments of the Group, meanwhile optimizing costs, and providing operational synergies.

(p)
Pátria Companhia Securitizadora de Créditos Imobiliários:
a subsidiary of Pátria Investmentos Ltda, headquartered in Brazil and engaged in the issuance and placement of Real Estate Receivables Certificates backed by real estate receivables and the trading and services related to the securitization of these receivables.

(q)	Zedra S.A.: acquired in September 2020* and headquartered in Uruguay, holding company which will provide financial advisory services to the Group.

(r)
Patria Investments Uruguay S.A.
: acquired by Zedra S.A. in September 2020* and changed its name from Improdem S.A. to Patria Investments Uruguay S.A. in November 2020. It is a company headquartered in Uruguay that will provide advisory services related to asset management of investment funds, as well as investor relations and marketing services.

(s)	Patria Investments Cayman Ltd.: created in October 19, 2020, headquartered in the Cayman Islands and serves as holding company for the Group investing activities.

(t)
Patria Investments Chile SpA.:
headquartered in Chile and engaged in advisory services related to asset management of investment funds and investments in infrastructure, as well as investor relations and marketing services.

(u)	Patria Investments Hong Kong, Ltd.: a subsidiary of Patria Investments UK Ltd., headquartered in Hong Kong and engaged in the development of investor relations and marketing services.

(v)	Patria Farmland General Partner, Ltd.: a subsidiary of Patria Finance Ltd, headquartered in Cayman Islands and serves as manager of offshore funds.
(*) These companies do not have any operations and/or material assets and liabilities, and the acquisition amounts were not material, therefore, the disclosure requirements were not applicable (IFRS3 – Business Combination).